Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosures of stock-based compensation expense and related tax benefit recognized in income
The following table provides the stock-based compensation expense for awards under all plans, as well as the related tax benefit and excess tax benefit recognized in income, for the years ended December 31, 2019, 2018 and 2017:

In millions	Year ended December 31,	2019	2018	2017
Share Units Plan		$26	$38	$55
Voluntary Incentive Deferral Plan (VIDP)		4	—	7
Stock option awards		12	12	13
Employee Share Investment Plan (ESIP)		15	40	36
Total stock-based compensation expense		$57	$90	$111
Income tax impacts of stock-based compensation
Tax benefit recognized in income		$12	$21	$29
Excess tax benefit recognized in income		$23	$13	$13

Assumptions used in valuation of stock-based compensation awards, other than stock options
The following table provides the assumptions used in the valuation of PSU-ROIC awards:

	PSUs-ROIC (1)
Year of grant	2019	2018	2017
Assumptions
Stock price ($) (2)	110.41	97.77	91.91
Expected stock price volatility (%) (3)	17	18	19
Expected term (years) (4)	3.0	3.0	3.0
Risk-free interest rate (%) (5)	1.75	1.92	0.98
Dividend rate ($) (6)	2.15	1.82	1.65
Weighted-average grant date fair value ($)	70.76	50.77	53.19

(1)	Assumptions used to determine fair value of the equity settled PSU-ROIC awards are on the grant date.

(2)	Represents the closing share price on the grant date.

(3)	Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.

(4)	Represents the period of time that awards are expected to be outstanding.

(5)	Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(6)
Based on the annualized dividend rate.

Activity of stock option awards
The following table provides the activity of stock option awards during 2019, and for options outstanding and exercisable at December 31, 2019, the weighted-average exercise price:

	Options outstanding		Nonvested options
	Number of options	Weighted-average exercise price	Number of options	Weighted-average grant date fair value
	In millions		In millions
Outstanding at December 31, 2018 (1)	4.2	$79.73	2.3	$13.84
Granted (2)	0.9	$110.94	0.9	$16.34
Forfeited/Cancelled	(0.2)	$102.49	(0.2)	$15.43
Exercised (3)	(1.1)	$68.15	N/A	N/A
Vested (4)	N/A	N/A	(0.9)	$13.31
Outstanding at December 31, 2019 (1)	3.8	$86.89	2.1	$15.00
Exercisable at December 31, 2019 (1)	1.7	$72.22	N/A	N/A

(1)	Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date.

(2)
The grant date fair value of options awarded in 2019 of $15 million ($16.34 per option) is calculated using the Black-Scholes option-pricing model. As at December 31, 2019, total unrecognized compensation cost related to all outstanding awards was $10 million and is expected to be recognized over a weighted-average period of 2.5 years.

(3)
The total intrinsic value of options exercised in 2019 was $53 million (2018 - $78 million; 2017 - $62 million). The cash received upon exercise of options in 2019 was $77 million (2018 - $103 million; 2017 - $58 million) and the related excess tax benefit realized in 2019 was $3 million (2018 - $3 million and 2017 - $ 5 million).

(4)
The grant date fair value of options vested in 2019 was $12 million (2018 - 12 million and 2017 - $10 million).

Number of stock options outstanding and exercisable by range of exercise price and their related intrinsic value, and for options outstanding, the weighted-average years to expiration
The following table provides the number of stock options outstanding and exercisable as at December 31, 2019 by range of exercise price and their related intrinsic value, and for options outstanding, the weighted-average years to expiration. The table also provides the aggregate intrinsic value for in-the-money stock options, which represents the value that would have been received by option holders had they exercised their options on December 31, 2019 at the Company's closing stock price of $117.47.

	Options outstanding				Options exercisable
	Number of options	Weighted-average years to expiration	Weighted-average exercise price	Aggregate intrinsic value	Number of options	Weighted-average exercise price	Aggregate intrinsic value
Range of exercise prices	In millions			In millions	In millions		In millions
$ 27.33 - $ 45.00	0.2	1.5	$35.95	$16	0.2	$35.95	$16
$ 45.01 - $ 65.00	0.4	3.3	$54.93	24	0.4	$54.93	24
$ 65.01 - $ 85.00	0.8	5.7	$74.77	35	0.6	$76.01	24
$ 85.01 - $ 105.00	1.5	7.4	$95.00	33	0.5	$93.17	12
$ 105.01 - $ 126.35	0.9	9.1	$110.77	6	—	$115.48	—
Balance at December 31, 2019 (1)	3.8	6.7	$86.89	$114	1.7	$72.22	$76
(1)
Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date. The weighted-average years to expiration of exercisable stock options was 5 years.

Assumptions used in valuation of stock option awards
The following table provides the assumptions used in the valuation of stock option awards:

Year of grant	2019	2018	2017
Assumptions
Grant price ($)	110.94	98.05	92.16
Expected stock price volatility (%) (1)	18	18	20
Expected term (years) (2)	5.5	5.5	5.5
Risk-free interest rate (%) (3)	1.75	2.08	1.24
Dividend rate ($) (4)	2.15	1.82	1.65
Weighted-average grant date fair value ($)	16.34	15.34	14.44

(1)	Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.

(2)	Represents the period of time that awards are expected to be outstanding. The Company uses historical data to predict option exercise behavior.

(3)	Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(4)
Based on the annualized dividend rate.
Disclosures regarding the employee share investment plan
The following table provides a summary of the activity related to the ESIP for 2019:

ESIP
Shares
In millions
Unvested contributions, December 31, 2018	—
Company contributions (1)	0.3
Unvested contributions, December 31, 2019	0.3

(1)	The weighted average fair value of the shares contributed was $118.83.

The following table provides the number of participants holding shares, the total number of ESIP shares purchased on behalf of employees, including the Company's contributions for the years ended December 31, 2019, 2018 and 2017:

Year ended December 31,	2019	2018	2017
Number of participants holding shares	21,674	22,185	19,642
Total number of ESIP shares purchased on behalf of employees (millions)	1.5	1.8	1.7

Share Units Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation awards activity, other than stock options
The following table provides a summary of the activity related to PSU awards:

	PSUs-ROIC (1)		PSUs-TSR (2)
	Units	Weighted-average grant date fair value	Units	Weighted-average grant date fair value
	In millions		In millions
Outstanding at December 31, 2018	1.1	$46.10	0.4	$100.93
Granted	0.4	$70.76	0.1	$128.20
Settled (3)	(0.4)	$35.11	(0.2)	$95.31
Forfeited	(0.1)	$61.12	—	$116.24
Outstanding at December 31, 2019	1.0	$58.35	0.3	$112.08
Nonvested at December 31, 2018	0.7	$52.18	0.3	$104.14
Granted	0.4	$70.76	0.1	$128.20
Vested (4)	(0.4)	$53.19	(0.2)	$103.36
Forfeited	(0.1)	$61.12	—	$116.24
Nonvested at December 31, 2019	0.6	$61.29	0.2	$117.04

(1)
The grant date fair value of equity settled PSUs-ROIC granted in 2019 of $26 million is calculated using a lattice-based valuation model. As at December 31, 2019, total unrecognized compensation cost related to all outstanding awards was $15 million and is expected to be recognized over a weighted-average period of 1.6 years.

(2)
The grant date fair value of equity settled PSUs-TSR granted in 2019 of $16 million is calculated using a Monte Carlo simulation model. As at December 31, 2019, total unrecognized compensation cost related to all outstanding awards was $9 million and is expected to be recognized over a weighted-average period of 1.6 years.

(3)
Equity settled PSUs-ROIC granted in 2016 met the minimum share price condition for settlement and attained a performance vesting factor of 200%. Equity settled PSUs-TSR granted in 2016 attained a performance vesting factor of 100%. In the first quarter of 2019, these awards were settled, net of the remittance of the participants' withholding tax obligation of $50 million, by way of disbursement from the Share Trusts of 0.5 million common shares.

(4)
These awards are expected to be settled in the first quarter of 2020.

Voluntary Incentive Deferral Plan (VIDP) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation awards activity, other than stock options
The following table provides a summary of the activity related to DSU awards:

	Equity settled		Cash settled
	DSUs (1)		DSUs (2)
	Units	Weighted-average grant date fair value	Units
	In millions		In millions
Outstanding at December 31, 2018	0.8	$79.23	0.2
Granted	0.1	$113.59	—
Settled (3)	(0.2)	$81.22	(0.1)
Outstanding at December 31, 2019 (4)	0.7	$81.91	0.1

(1)
The grant date fair value of equity settled DSUs granted in 2019 of $4 million is calculated using the Company's stock price on the grant date. As at December 31, 2019, the aggregate intrinsic value of all equity settled DSUs outstanding amounted to $77 million.

(2)
The fair value of cash settled DSUs as at December 31, 2019 is based on the intrinsic value. As at December 31, 2019, the liability for all cash settled DSUs was $16 million (2018 - $19 million). The closing stock price used to determine the liability was $117.47. The total fair value of cash settled DSU awards vested in 2019, 2018 and 2017 was $nil.

(3)
For the year ended December 31, 2019 the Company purchased 0.1 million common shares for the settlement of equity settled DSUs, net of the remittance of the participants' withholding tax obligation of $11 million.

(4)
The total fair value of equity settled DSU awards vested, the number of units outstanding that were nonvested, unrecognized compensation cost and the remaining recognition period for cash and equity settled DSUs have not been quantified as they relate to a minimal number of units.